Transfers of Receivables - Exposure Based on Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	$ 1,128	$ 670
Fair Value of Derivative Liabilities	356	663
Securitization Transactions [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	23	70
Fair Value of Derivative Liabilities	54	49
Related to Variable Interest Entity - Not VIE [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	7	12
Fair Value of Derivative Liabilities	5	11
Other, Not Variable Interest Entity Related [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	4	31
Fair Value of Derivative Liabilities	30	14
Variable Interest Entity, Primary Beneficiary [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	12	27
Fair Value of Derivative Liabilities	19	24
Variable Interest Entity, Primary Beneficiary [Member] | Securitization Transactions [Member]
Securitization Transactions [Line Items]
Fair Value of Derivative Assets	12	27
Fair Value of Derivative Liabilities	$ 19	$ 24